Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Property and Equipment, Net [Abstract]
Schedule of property and equipment, net

	September 30, 2016	June 30, 2016

Furniture and fixtures	$12,492	$12,492
Computer equipment	39,180	39,180
Equipment	4,493	4,493
	56,165	56,165
Less accumulated depreciation	(31,721)	(29,429)
Total	$24,444	$26,736

	June 30, 2016	June 30, 2015

Furniture and fixtures	$12,492	$12,492
Computer equipment	39,180	11,680
Equipment	4,493	4,493
	56,165	28,665
Less accumulated depreciation	(29,429)	(28,665)
Total	$26,736	$–